SUPPLEMENTARY CASHFLOW INFORMATION	12 Months Ended
Dec. 31, 2022
SUPPLEMENTARY CASHFLOW INFORMATION
SUPPLEMENTARY CASHFLOW INFORMATION
20	SUPPLEMENTARY CASHFLOW INFORMATION

Cash flows arising from changes in non-cash working capital are summarized below:

	Year Ended December 31,
Cash flows arising from movement in:	2022	2021
Trade and other receivables	(7,738)	2,251
Prepaid expenses and other assets	(619)	(977)
Deferred revenue	354	(75)
Trade payables and other liabilities	4,312	(2,698)
Other liabilities - non-current	49	37
Changes in non-cash working capital	(3,642)	(1,462)